EQUITY (Details)	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 08, 2019 shares	Jun. 30, 2018 USD ($) agreement shares	Apr. 24, 2018 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 07, 2019 shares	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)		100,000,000		100,000,000	37,500,000		37,500,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.00267		$ 0.00267
Reverse Stock Split ratio		0.375
Ordinary shares, shares issued					7,363,637	16,000,000	6,000,000
Ordinary shares, shares outstanding		6,000,000			7,363,637		6,000,000
Preference shares, shares authorized (in shares)		10,000,000			3,750,000		3,750,000
IPO
Class of Stock [Line Items]
Ordinary shares issued (in shares)	1,363,637
Ordinary shares, shares outstanding	7,363,637
Price per share | $ / shares	$ 11.00
Net proceeds after deducting underwriting discounts and the estimated offering expenses | $	$ 12,500,000
Maderic and HFO
Class of Stock [Line Items]
Number of agreements entered into | agreement			2
Number of shares issued			15,999,000
Maderic Holding Limited
Class of Stock [Line Items]
Ordinary shares issued (in shares)				1,000
Loans converted for nominal value into ordinary shares of the Company | $			$ 21,150,000
Number of shares held (in shares)		5,222,222
HFO Investment Group
Class of Stock [Line Items]
Loans converted for nominal value into ordinary shares of the Company | $			$ 3,150,000
Number of shares held (in shares)		777,778
HFO Investment Group
Class of Stock [Line Items]
Ownership percentage (as a percent)		12.96%		12.96%
Maderic Holding Limited
Class of Stock [Line Items]
Percentage of legal ownership by Kaixin Auto Group		87.04%		87.04%